Introduction, basis of presentation of the consolidated financial statements (consolidated annual accounts) and other information - Classification and measurement of financial instruments (Details) - EUR (€)
€ in Millions
	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017
Disclosure of initial application of standards or interpretations [line items]
Financial assets measured at fair value through other comprehensive income	€ 122,845	€ 118,420
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	4,911	10,730	[1]	€ 4,987
FINANCIAL ASSETS HELD FOR TRADING	108,230	92,879	[1]	125,618	€ 125,458
FINANCIAL LIABILITIES HELD FOR TRADING	77,139	70,343	[1]	107,634	107,624
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	62,069	57,460	[1]	42,075	34,782
Financial assets at amortised cost	995,482	946,099	[1]	909,094
Equity instruments
Disclosure of initial application of standards or interpretations [line items]
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	3,350	3,260	[1]	2,584
FINANCIAL ASSETS HELD FOR TRADING	12,437	8,938	[1]	21,353	21,353
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS					933
Equity instruments | Under IAS 39 before adjustment for classification and measurement
Disclosure of initial application of standards or interpretations [line items]
Financial assets available for sale to non-trading assets at FVTPL					2,154
Loans and receivables to non-trading assets at FVTPL					1,537
Loans and receivables to assets at FVTOCI					457
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS					96
Equity instruments | Under IFRS 9 After Adjustment For Classification And Measurement
Disclosure of initial application of standards or interpretations [line items]
Financial assets available for sale to non-trading assets at FVTPL				1,651
Financial assets measured at fair value through other comprehensive income				533
Loans and receivables to non-trading assets at FVTPL				1,497
Loans and receivables to assets at FVTOCI				486
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS				96
Debt instruments
Disclosure of initial application of standards or interpretations [line items]
Financial assets measured at fair value through other comprehensive income	118,405	116,819
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	1,175	5,587	[1]	1,792
FINANCIAL ASSETS HELD FOR TRADING	32,041	27,800	[1]	36,554	36,351
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	3,186	3,222	[1]	3,286	3,485
Financial assets at amortised cost	29,789	37,696	[1]	35,772
Debt instruments | Under IAS 39 before adjustment for classification and measurement
Disclosure of initial application of standards or interpretations [line items]
Loans and receivables to non-trading assets at FVTPL					10,179
Financial assets available for sale to assets at amortized cost					6,589
FINANCIAL ASSETS HELD FOR TRADING					203
FINANCIAL LIABILITIES HELD FOR TRADING					199
Financial assets at amortized cost from investments held to maturity					13,491
Debt instruments | Under IFRS 9 After Adjustment For Classification And Measurement
Disclosure of initial application of standards or interpretations [line items]
Loans and receivables to non-trading assets at FVTPL				611
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS				199
Financial assets available for sale to assets at amortized cost				6,704
FINANCIAL ASSETS HELD FOR TRADING				203
Financial assets at amortized cost from investments held to maturity				13,491
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS				9,577
Loans and advances
Disclosure of initial application of standards or interpretations [line items]
Financial assets measured at fair value through other comprehensive income	4,440	1,601
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	386	1,883	[1]	611
FINANCIAL ASSETS HELD FOR TRADING	355	202	[1]	10,468	10,511
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	58,883	54,238	[1]	38,789	30,364
Financial assets at amortised cost	965,693	908,403	[1]	873,322
Loans and advances | Under IAS 39 before adjustment for classification and measurement
Disclosure of initial application of standards or interpretations [line items]
Loans and receivables to assets at FVTOCI					1,069
FINANCIAL ASSETS HELD FOR TRADING					43
FINANCIAL LIABILITIES HELD FOR TRADING					1,152
Loans and advances | Under IFRS 9 After Adjustment For Classification And Measurement
Disclosure of initial application of standards or interpretations [line items]
Loans and receivables to assets at FVTOCI				1,107
Financial assets at amortised cost				1,102
Derivatives
Disclosure of initial application of standards or interpretations [line items]
FINANCIAL LIABILITIES HELD FOR TRADING	€ 63,016	€ 55,341	[1]	57,902	57,892
Derivatives | Under IAS 39 before adjustment for classification and measurement
Disclosure of initial application of standards or interpretations [line items]
FINANCIAL LIABILITIES HELD FOR TRADING					€ 10
Derivatives | Under IFRS 9 After Adjustment For Classification And Measurement
Disclosure of initial application of standards or interpretations [line items]
FINANCIAL LIABILITIES HELD FOR TRADING				€ 10

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).